Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt [Abstract]
Total debt	$ 12,797,300,000	$ 11,539,800,000
Weighted average interest rate on all borrowings (in hundredths)	0.0426	0.0435
Schedule Of Current Debt [Line Items]
Outstanding balance	1,637,800,000	1,262,400,000
Credit Facility [Abstract]
Date of amendment to Kinder Morgan's credit facility	Jul. 01, 2011
Amount Kinder Morgan's credit facility was amended to	2,200,000,000
Maturity date of Kinder Morgan's amended credit facility	Jul. 01, 2016
Amount amended credit facility can be amended to	2,500,000,000
Maximum capacity of previous credit facility	2,000,000,000
Expiration date of previous credit facility	2013-06-23
Minimum interest rate under the administrative agent's base rate option for interest accrual under the credit facility	0.005
Reductions In Amounts Available Under Credit Facility [Line Items]
Letter Of Credit Face Amount	230,300,000
Total reductions in amounts available under credit facility	875,100,000
Maximum ratio of debt to EBITDA allowable under credit facility agreement - specified acquisition	5.5
Maximum ratio of debt to EBITDA allowable under credit facility agreement - other	5.0
Minimum outstanding principal amount in respect of hedging agreements triggering event of default upon failure to make required payments under credit facility agreement	75,000,000
Minimum Outstanding Principal Amount Triggering Event Of Default Upon Our General Partners Failure To Make Required Payments Under Credit Facility Agreement	75,000,000
Minimum payment amount triggering event of default in the event of an adverse judgment rendered against the Company	75,000,000
Commercial Paper Program [Abstract]
Maximum amount of commercial paper available to issue	2,200,000,000
Maximum amount of commercial paper available to issue under previous debt facility	2,000,000,000
Long term debt outstanding, excluding current portion and the value of interest rate swaps	11,159,500,000	10,277,400,000
Debt Instrument [Line Items]
Unamortized debt discount on senior notes	(24,000,000)	(23,300,000)
Senior Notes [Abstract]
Percentage of principal amount to be paid to redeem senior notes under redemption option (in hundredths)	100.00%
Number of separate public offerings of senior notes	2
Senior Note Offerings [Line Items]
Unamortized debt discount on senior notes	(24,000,000)	(23,300,000)
Significant Acquisitions and Disposals [Line Items]
Aggregate consideration paid, cash portion	208,100,000	287,500,000	292,900,000
Kinder Morgan Operating L.P. A Debt [Abstract]
Remaining ownership interest acquired in Cochin pipeline system (in hundredths)	50.20%
Fair value of installment notes to acquire Cochin pipeline system, at issuance	42,300,000
Number of annual payments on installment notes to acquire Cochin pipeline system	5
Date of Cochin acquisition	Jan. 01, 2007
Date fourth installation on note was paid	Mar. 31, 2011
Kinder Morgan Texas Pipeline, L.P. Debt [Abstract]
Minimum amount of prepayment allowed on senior notes assumed in acquisition of natural gas storage facility	1,000,000
Stated interest rate on debt	8.85%
Amount of monthly payments on debt	700,000
Final payment date	Jan. 02, 2014
Payments on debt in period	7,200,000
International Marine Terminals Debt [Abstract]
Our obligation for payment of principal, plus interest and other fees, on International Marine Terminals-Plaquemines, LA revenue bonds	30,300,000
Date bonds were refunded and extended	Mar. 15, 2005
Maturity date of bonds prior to refunding and extending	Mar. 15, 2006
Maturity date of bonds subsequent to refunding and extend	Mar. 15, 2025
Date of letter of credit agreement	Mar. 19, 2002
Amount of letter of credit agreement	45,500,000
Gulf Oppportunity Zone Bonds [Abstract]
Maturity date of bonds given netting treatment	Dec. 01, 2040
Interest rate on bonds given netting treatment	1.75%
Principal amount of bond given netting treatment	100,000,000
Interest rate on bond repaid	6.00%
Note repaid to LCDA	5,000,000
Original amount of Opportunity Bonds purchased	13,200,000
Scheduled maturities of outstanding debt, excluding value of interest rate swaps [Abstract]
2012	1,637,800,000
2013	508,200,000
2014	501,300,000
2015	299,900,000
2016	499,900,000
Thereafter	9,350,200,000
Total	12,797,300,000
Net Carrying Value of Senior Notes	12,026,000,000	10,876,700,000
Business Acquisition [Line Items]
Additional ownership interest acquired in transaction (in hundredths)	50.20%
Kinder Morgan Arrow Terminals Debt
Number of payments required on note	3
Value of land acquired for cash and note	3,300,000
Cash payment for land	1,200,000
KinderHawk Debt
Amount of debt paid off at time of acquisition	154,000,000
Repayment of Debt [Member]
Subsequent Event [Line Items]
Date of subsequent event	Feb. 01, 2012
Repayment of matured bond principal	100,000
First Public Offering [Member]
Debt Instrument [Line Items]
Principal outstanding	1,100,000,000
Proceeds net of underwriting and commissions	1,092,700,000
Date public offering completed	Mar. 14, 2011
Senior Note Offerings [Line Items]
Principal outstanding	1,100,000,000
Proceeds net of underwriting and commissions	1,092,700,000
Date public offering completed	Mar. 14, 2011
Second Public Offering [Member]
Debt Instrument [Line Items]
Principal outstanding		1,000,000,000
Proceeds net of underwriting and commissions	743,300,000	993,100,000
Date public offering completed	Aug. 17, 2011	May 19, 2010
Senior Note Offerings [Line Items]
Principal outstanding		1,000,000,000
Proceeds net of underwriting and commissions	743,300,000	993,100,000
Date public offering completed	Aug. 17, 2011	May 19, 2010
Kinder Morgan Operating L.P. A [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Interest rate at the end of the period (in hundredths)	5.40%
Principal outstanding	5,200,000	10,200,000
Senior Note Offerings [Line Items]
Interest rate at the end of the period (in hundredths)	5.40%
Principal outstanding	5,200,000	10,200,000
Kinder Morgan Arrow Terminals L P [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Repayments made during the period		5,300,000
Senior Note Offerings [Line Items]
Repayments made during the period		5,300,000
Kinder Morgan Liquids Terminals LLC [Member] | Other Bonds [Member]
Debt Instrument [Line Items]
Amount of interest backed up by letters of credit	400,000
Number of days of interest covered by letters of credit	46
Per annum interest rate used to calculate number of days of interest covered by letters of credit (in hundredths)	12.00%
Senior Note Offerings [Line Items]
Amount of interest backed up by letters of credit	400,000
Number of days of interest covered by letters of credit	46
Per annum interest rate used to calculate number of days of interest covered by letters of credit (in hundredths)	12.00%
Kinder Morgan Operating L.P. B [Member] | Other Bonds [Member]
Debt Instrument [Line Items]
Amount of interest backed up by letters of credit	400,000
Number of days of interest covered by letters of credit	55
Per annum interest rate used to calculate number of days of interest covered by letters of credit (in hundredths)	12.00%
Senior Note Offerings [Line Items]
Amount of interest backed up by letters of credit	400,000
Number of days of interest covered by letters of credit	55
Per annum interest rate used to calculate number of days of interest covered by letters of credit (in hundredths)	12.00%
Letters of Credit [Member] | Letter of Credit Supporting California Public Utilities Commission [Member]
Reductions In Amounts Available Under Credit Facility [Line Items]
Letter Of Credit Face Amount	100,000,000
Letters of Credit [Member] | Letters of Credit Supporting Tax Exempt Bonds [Member]
Reductions In Amounts Available Under Credit Facility [Line Items]
Letter Of Credit Face Amount	86,300,000
Letters of Credit [Member] | Letter of Credit Supporting Indemnification Obligations Series D Note Borrowings [Member]
Reductions In Amounts Available Under Credit Facility [Line Items]
Letter Of Credit Face Amount	10,700,000
Letters of Credit [Member] | Letter of Credit Other Issues [Member]
Reductions In Amounts Available Under Credit Facility [Line Items]
Letter Of Credit Face Amount	17,100,000
Letters of Credit [Member] | Letters of Credit Supporting Debt Securities Issued by Express Pipeline System [Member]
Reductions In Amounts Available Under Credit Facility [Line Items]
Letter Of Credit Face Amount	16,200,000
Letters of Credit [Member] | Letter of Credit for Development Revenue Bonds C [Member]
Reductions In Amounts Available Under Credit Facility [Line Items]
Letter Of Credit Face Amount	25,400,000
Letters of Credit [Member] | Letter of credit supporting OLPB [Member]
Reductions In Amounts Available Under Credit Facility [Line Items]
Letter Of Credit Face Amount	24,100,000
Senior Notes A [Member]
Schedule Of Current Debt [Line Items]
Maturity Date	Mar. 15, 2011
Senior Notes A [Member] | Kinder Morgan Energy Partners, L.P. [Member]
Debt Instrument [Line Items]
Interest rate at the end of the period (in hundredths)		6.75%
Principal outstanding		700,000,000
Senior Note Offerings [Line Items]
Interest rate at the end of the period (in hundredths)		6.75%
Principal outstanding		700,000,000
Senior Notes B [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	450,000,000	450,000,000
Interest rate (in hundredths)	7.125%
Maturity Date	Mar. 15, 2012
Senior Notes C [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	500,000,000	500,000,000
Interest rate (in hundredths)	5.85%
Maturity Date	Sep. 15, 2012
Senior Notes D [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	500,000,000	500,000,000
Interest rate (in hundredths)	5.00%
Maturity Date	Dec. 15, 2013
Senior Notes E [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	500,000,000	500,000,000
Interest rate (in hundredths)	5.125%
Maturity Date	Nov. 15, 2014
Senior Notes F [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	300,000,000	300,000,000
Interest rate (in hundredths)	5.625%
Maturity Date	Feb. 15, 2015
Senior Notes G [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	500,000,000
Interest rate (in hundredths)	3.50%
Maturity Date	Mar. 01, 2016
Senior Notes H [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	600,000,000	600,000,000
Interest rate (in hundredths)	6.00%
Maturity Date	Feb. 01, 2017
Senior Notes I [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	975,000,000	975,000,000
Interest rate (in hundredths)	5.95%
Maturity Date	Feb. 15, 2018
Senior Notes J [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	500,000,000	500,000,000
Effective interest rate (in hundredths)	9.00%
Maturity Date	Feb. 01, 2019
Senior Notes K [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	700,000,000	700,000,000
Interest rate (in hundredths)	6.85%
Maturity Date	Feb. 15, 2020
Senior Notes L [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	600,000,000	600,000,000
Interest rate (in hundredths)	5.30%
Maturity Date	Sep. 15, 2020
Senior Notes M [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	400,000,000	400,000,000
Interest rate (in hundredths)	5.80%
Maturity Date	Mar. 01, 2021
Senior Notes N [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	375,000,000
Interest rate (in hundredths)	4.15%
Maturity Date	Mar. 01, 2022
Senior Notes O [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	300,000,000	300,000,000
Interest rate (in hundredths)	7.40%
Maturity Date	Mar. 15, 2031
Senior Notes P [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	300,000,000	300,000,000
Interest rate (in hundredths)	7.75%
Maturity Date	Mar. 15, 2032
Senior Notes Q [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	500,000,000	500,000,000
Interest rate (in hundredths)	7.30%
Maturity Date	Aug. 15, 2033
Senior Notes R [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	500,000,000	500,000,000
Interest rate (in hundredths)	5.80%
Maturity Date	Mar. 15, 2035
Senior Notes S [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	400,000,000	400,000,000
Interest rate (in hundredths)	6.50%
Maturity Date	Feb. 01, 2037
Senior Notes T [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	1,175,000,000	1,175,000,000
Interest rate (in hundredths)	6.95%
Maturity Date	Jan. 15, 2038
Senior Notes U [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	600,000,000	600,000,000
Interest rate (in hundredths)	6.50%
Maturity Date	Sep. 01, 2039
Senior Notes V [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	400,000,000	400,000,000
Interest rate (in hundredths)	6.55%
Maturity Date	Sep. 15, 2040
Senior Notes W [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	600,000,000
Interest rate (in hundredths)	6.375%
Maturity Date	Mar. 01, 2041
Senior Notes X [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	375,000,000
Interest rate (in hundredths)	5.625%
Maturity Date	Sep. 01, 2041
Senior Notes Y [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt			250,000,000
Interest rate (in hundredths)			7.50%
Maturity Date	Nov. 01, 2010
OLPA Cochin Notes [Member]
Debt Instrument [Line Items]
Principal outstanding	9,900,000	19,200,000
Amount of periodic payment	10,000,000
Senior Note Offerings [Line Items]
Principal outstanding	9,900,000	19,200,000
Amount of periodic payment	10,000,000
Commercial Paper [Member]
Schedule Of Current Debt [Line Items]
Outstanding balance	644,800,000	522,100,000
Interest rate (in hundredths)	0.53%	0.67%
Other Bonds [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	1,200,000	1,300,000
Cochin acquisition note [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	9,900,000	9,400,000
KM Texas Pipeline Debt [Member]
Schedule Of Current Debt [Line Items]
Principal amount of current debt	7,600,000	7,200,000
Globalplex Note [Member]
Schedule Of Current Debt [Line Items]
Outstanding balance	1,100,000
Interest rate (in hundredths)	7.17%
Arrow debt [Member]
Schedule Of Current Debt [Line Items]
Outstanding balance	2,100,000
Principal amount of current debt	700,000
Interest rate (in hundredths)	6.00%
Maturity Date	Mar. 28, 2014
OLPA Notes [Member]
Schedule Of Current Debt [Line Items]
Maturity Date	Mar. 31, 2012
KM Canada Note [Member]
Schedule Of Current Debt [Line Items]
Outstanding balance	4,700,000	9,000,000
Interest rate (in hundredths)	5.40%
Maturity Date	Mar. 31, 2012
Kinder Morgan Texas Pipeline Debt [Member]
Schedule Of Current Debt [Line Items]
Outstanding balance	16,400,000	23,600,000
Interest rate (in hundredths)	5.23%
Maturity Date	Jan. 02, 2014
Kinder Morgan Liquides Terminals Debt [Member]
Schedule Of Current Debt [Line Items]
Outstanding balance	25,000,000	25,000,000
Interest rate (in hundredths)	0.09%
Maturity Date	Jan. 15, 2018
Kinder Morgan Columbus Development Note [Member]
Schedule Of Current Debt [Line Items]
Outstanding balance	8,200,000	8,200,000
Interest rate (in hundredths)	5.50%
Maturity Date	Sep. 01, 2022
OLPB Notes [Member]
Schedule Of Current Debt [Line Items]
Outstanding balance	23,700,000	23,700,000
Interest rate (in hundredths)	0.11%
Maturity Date	Apr. 01, 2024
Internation Marine Terminals Debt [Member]
Schedule Of Current Debt [Line Items]
Outstanding balance	$ 40,000,000	$ 40,000,000
Interest rate (in hundredths)	1.28%
Maturity Date	Mar. 15, 2025